AB All China Equity Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Financials – 22.3%
Banks – 8.0%
Bank of Ningbo Co., Ltd. - Class A	315,000	$1,436,608
China CITIC Bank Corp., Ltd. - Class H	1,563,000	1,438,112
China Merchants Bank Co., Ltd. - Class H	101,800	633,267
Chongqing Rural Commercial Bank Co., Ltd. - Class H	977,000	735,554

		4,243,541

Capital Markets – 3.4%
GF Securities Co., Ltd. - Class A	205,000	622,240
Huatai Securities Co., Ltd. - Class A	373,500	1,162,399

		1,784,639

Financial Services – 1.3%
CSSC Hong Kong Shipping Co., Ltd. - Class H(a)	2,231,600	717,710

Insurance – 9.6%
China Life Insurance Co., Ltd. - Class H	524,000	2,102,089
People’s Insurance Co. Group of China Ltd. (The) - Class H	984,000	803,807
PICC Property & Casualty Co., Ltd. - Class H	648,000	1,337,048
Ping An Insurance Group Co. of China Ltd. - Class H	99,000	856,414

		5,099,358

		11,845,248

Materials – 17.1%
Chemicals – 3.3%
Fufeng Group Ltd. - Class H	386,000	400,895
Meihua Holdings Group Co., Ltd. - Class A(b)	439,300	733,521
Zhejiang NHU Co., Ltd. - Class A	132,300	607,006

		1,741,422

Construction Materials – 0.9%
Huaxin Building Materials Group Co., Ltd. - Class H	211,800	498,136

Metals & Mining – 12.9%
Aluminum Corp. of China Ltd. - Class H	703,000	1,267,684
Shandong Nanshan Aluminum Co., Ltd. - Class A	689,800	710,941
Tianshan Aluminum Group Co., Ltd. - Class A	210,400	541,269
Western Mining Co., Ltd. - Class A	174,200	878,888
Yunnan Aluminium Co., Ltd. - Class A	117,400	532,811
Zijin Gold International Co., Ltd. - Class H(b)	31,132	918,528
Zijin Mining Group Co., Ltd. - Class H	350,000	2,003,351

		6,853,472

		9,093,030

Consumer Discretionary – 16.1%
Automobile Components – 1.0%
Huayu Automotive Systems Co., Ltd. - Class A	186,600	525,190

Broadline Retail – 8.0%
Alibaba Group Holding Ltd. - Class H	235,260	4,257,439

Diversified Consumer Services – 0.9%
TAL Education Group (ADR)(b)	45,820	482,485

Hotels, Restaurants & Leisure – 5.2%
Atour Lifestyle Holdings Ltd. (ADR)	11,790	462,993
H World Group Ltd. - Class H	307,300	1,696,387
Yum China Holdings, Inc. - Class H	10,900	603,025

		2,762,405

Household Durables – 1.0%
Midea Group Co., Ltd. - Class A	43,800	501,542

		8,529,061

Company	Shares	U.S. $ Value

Industrials – 13.8%
Electrical Equipment – 5.3%
Contemporary Amperex Technology Co., Ltd. - Class A	30,700	$1,526,277
Zhejiang Chint Electrics Co., Ltd. - Class A	122,800	590,690
Zhejiang Huayou Cobalt Co., Ltd. - Class A	60,600	692,929

		2,809,896

Machinery – 8.5%
Lonking Holdings Ltd. - Class H	2,773,000	1,210,303
Weichai Power Co., Ltd. - Class A	536,800	2,176,314
ZCZL Industrial Technology Group Co., Ltd. - Class A	156,800	571,691
Zoomlion Heavy Industry Science & Technology Co., Ltd. - Class A	366,300	533,365

		4,491,673

		7,301,569

Communication Services – 13.5%
Entertainment – 5.1%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	163,800	583,968
Kingnet Network Co., Ltd. - Class A(b)	295,600	975,510
NetEase, Inc. - Class H	51,400	1,157,795

		2,717,273

Interactive Media & Services – 8.4%
Tencent Holdings Ltd. - Class H	67,350	4,431,215

		7,148,488

Information Technology – 9.3%
Electronic Equipment, Instruments & Components – 4.3%
Shengyi Technology Co., Ltd. - Class A	57,300	576,496
Victory Giant Technology Huizhou Co., Ltd. - Class A	15,200	673,844
Wasion Holdings Ltd. - Class H	152,000	539,346
Zhejiang Dahua Technology Co., Ltd. - Class A	180,900	507,107

		2,296,793

Semiconductors & Semiconductor Equipment – 5.0%
Cambricon Technologies Corp., Ltd. - Class A(b)	3,351	574,009
Montage Technology Co., Ltd. - Class A	25,035	595,003
Montage Technology Co., Ltd. - Class H(b)	1,095	25,082
TongFu Microelectronics Co., Ltd. - Class A	87,100	657,980
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	64,200	816,841

		2,668,915

		4,965,708

Health Care – 5.5%
Biotechnology - 0.8%
Ascletis Pharma, Inc. - Class H(a)(b)(c)	203,000	409,304

Life Sciences Tools & Services – 0.7%
WuXi AppTec Co., Ltd. - Class A	25,451	363,586

Pharmaceuticals – 4.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	56,400	463,662
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H(b)	2,760	23,451
Sino Biopharmaceutical Ltd. - Class H	1,038,000	800,436
Yunnan Baiyao Group Co., Ltd. - Class A	102,500	837,484

		2,125,033

		2,897,923

Company		Shares	U.S. $ Value

Consumer Staples – 1.1%
Food Products – 1.1%
Anjoy Foods Group Co., Ltd. - Class A		42,000	$586,573

Total Common Stocks (cost $41,073,923)			52,367,600

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(d)(e)(f) (cost $815,504)		815,504	815,504

	Principal Amount (000)

Time Deposits – 0.0%
ANZ, Hong Kong 0.66%, 03/02/2026 (cost $2,739)	HKD	21	2,739

Total Short-Term Investments (cost $818,243)			818,243

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $41,892,166)			53,185,843

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(d)(e)(f) (cost $98,690)		98,690	98,690

Total Investments – 100.4% (cost $41,990,856)(g)			53,284,533
Other assets less liabilities – (0.4)%			(198,541)

Net Assets – 100.0%			$53,085,992

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $1,127,014 or 2.12% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,727,571 and gross unrealized depreciation of investments was $(433,894), resulting in net unrealized appreciation of $11,293,677.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

HKD – Hong Kong Dollar

Glossary:

ADR – American Depositary Receipt

AB All China Equity Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$2,172,162	$9,673,086		$-0-	$11,845,248
Materials	498,136	8,594,894		-0-	9,093,030
Consumer Discretionary	945,478	7,583,583		-0-	8,529,061
Industrials	-0-	7,301,569		-0-	7,301,569
Communication Services	-0-	7,148,488		-0-	7,148,488
Information Technology	25,082	4,940,626		-0-	4,965,708
Health Care	-0-	2,897,923		-0-	2,897,923
Consumer Staples	-0-	586,573		-0-	586,573
Short-Term Investments:
Investment Companies	815,504	-0-		-0-	815,504
Time Deposits	2,739	-0-		-0-	2,739
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	98,690	-0-		-0-	98,690

Total Investments in Securities	4,557,791	48,726,742	+	-0-	53,284,533
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$4,557,791	$48,726,742		$-0-	$53,284,533

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,351	$4,666	$5,202	$815	$6
AB Government Money Market Portfolio*	-0-	680	581	99	1
Total				$914	$7

*	Investments of cash collateral for securities lending transactions.